FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

ANNUAL REPORT

JULY 31, 1999




SHAREHOLDER LETTER


Dear Shareholder:

This annual report for the Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund, and Growth Target Fund) covers the year ended July 31, 1999.


ECONOMIC OVERVIEW

During the reporting period, the U.S. economy grew at an impressive pace, fueled in part by three Federal Reserve Board (the Fed) interest rate cuts in the fall of 1998. Throughout most of the period, investors favored large-capitalization, growth stocks and, on March 16, the Dow Jones(R) Industrial Average broke through the 10000 barrier for the first time in its history. On July 31, 1999, it closed at 10655, up 19.95% for the year under review. However, the character of the market appeared to change in April and May and, after being out of favor, value investing returned to life, as many investors displayed enthusiastic interest in small-, mid-, and large-capitalization value stocks. In many developing countries, equity markets roared back to life, as investors poured money into South American and Asian stocks. European equities delivered mixed performances, with Germany, Switzerland and Italy's stock markets falling, while those of the United Kingdom, France and Sweden rose.


CONTENTS

Shareholder Letter ..............................    1

Fund Reports

  Franklin Templeton
  Conservative Target Fund ......................    4

  Franklin Templeton
  Moderate Target Fund ..........................   10

  Franklin Templeton
  Growth Target Fund ............................   16

Financial Highlights &
Statements of Investments .......................   22

Financial Statements ............................   31

Notes to
Financial Statements ............................   34

Independent
Auditors' Report ................................   38

Tax Information .................................   39

Regarding fixed-income securities, U.S. bond prices rose during the first half of the period. However, during the second half, concerns about inflation and rising interest rates weighed heavily on the U.S. bond market, and on June 30 the Fed increased the federal funds rate by 0.25%. Long-term interest rates, as measured by the 30-year Treasury bond, rose from 5.72% at the beginning of the period to 6.11% at the end. Elsewhere, the Salomon Brothers World Government Bond Index, representative of government bonds in developed countries, produced a 6.54% total return in U.S. dollar terms, while the J.P. Morgan Emerging Markets Bond Index Plus, which tracks the bond market performance in emerging market nations, decreased 6.89% during the year under review.


INVESTMENT STRATEGY

Within this environment, the three Target Funds' Class A shares provided the following returns: Conservative Target Fund, +3.23%; Moderate Target Fund, +1.74%; Growth Target Fund, +3.91%. These returns are shown in the individual Performance Summaries on pages 7, 13, and 19, respectively. Performance of all three Target Funds for the year ended July 31 began to improve near the end of the reporting period, partly due to a change in our investment strategy. In selecting underlying funds, our previous strategy emphasized asset allocation based on a combination of the expected risk and return of various asset classes. This strategy correctly indicated a rising level of market risk for domestic and foreign equities during the early summer of 1998. The markets did, in fact, fall during that time, but our continued underweighting in such securities also prevented the Funds from participating in the markets' strong performance from September through December 1998. In April, we decided to maintain consistent exposure to the three broad asset classes in which the Funds invest and focus only on the selection of underlying funds. The following asset class allocations are prescribed for each Target Fund:

                              CASH & EQUIVALENTS      EQUITY      FIXED-INCOME

Conservative Target Fund             20%                40%           40%
Moderate Target Fund                 10%                55%           35%
Growth Target Fund                    5%                80%           15%


Of course, security prices always have been and always will be subject to volatility. No one can predict exactly how financial markets will perform, and since bad years can be mixed with good years, it is important for investors to exercise patience, and focus not on short-term market movements, but on their long-term investment goals.

We appreciate your participation in the Funds and welcome your comments and suggestions.

Sincerely,

/s/ Mark Boyadjian

Mark Boyadjian, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


[ASSET ALLOCATION PIE CHART]

Franklin Templeton
Conservative Target Fund
Based on Total Net Assets
7/31/99

U.S. Fixed Income Securities      39.9%
U.S. Equities                     27.0%
International Equities            13.1%
Short-Term Obligations &
  Other Net Assets                20.0%


Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.

During the 12 months under review, the Fund's Class A shares provided a +3.23% cumulative total return, as shown in the Performance Summary on page 7. This was largely a result of its allocation among the various asset classes, as well as the actual performance of the underlying funds.

Until April 1999, the Fund's previous investment strategy emphasized asset allocation based on a combination of the expected risk and return of various asset classes and underlying funds. As noted previously, this strategy correctly indicated a rising level of market risk for domestic and foreign equities during the early summer of 1998. The markets did, in fact, fall during that time, but an unintentional consequence of that strategy was underexposure to the very asset classes that rose the most following the stock market's late summer 1998 decline.

As part of our new strategy emphasizing underlying fund selection, Franklin Real Estate Securities Fund represented the Fund's largest equity investment (9.0% of total net assets) at the end of the period. Domestic equity exposure was about two-thirds of our total equity exposure, with the balance represented by foreign equities. The Fund also was diversified by capitalization and investment style, and, at the end of the reporting period, held shares in large- and small-cap growth and mid-cap value equity funds.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 24 of this report.

To increase the Fund's income-producing potential, the fixed-income portion of the portfolio included Franklin Bond Fund and Franklin's AGE High Income Fund. On July 31, these funds represented 39.9% of the Fund's total net assets.

Looking forward, we believe the shift in our investment strategy should reduce volatility and contribute positively to the Fund's performance. Please remember, this discussion reflects our views, opinions and portfolio holdings as of July 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Conservative Target Fund for the 12-month period ended July 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over a longer time horizon than the period under review. Therefore, it is likely that performance of the Fund, the underlying funds, and the associated indexes for any single 12-month period will vary considerably from the long-term objective and/or expectations of the portfolio managers. Past performance is not an indication of future performance, and recent performance, in particular, may not be a reliable indicator of future, long-term performance.


TOP 5 FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
7/31/99

                                      % OF TOTAL
FUND                                  NET ASSETS
-------------------------------------------------

Franklin Institutional
Fiduciary Trust
Money Market Portfolio                    20.5%

Franklin Bond Fund                        20.1%

Franklin's AGE
High Income Fund                          19.8%

Franklin Real Estate
Securities Fund                            9.0%

Templeton Foreign Fund                     6.6%


FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns would have been higher.


CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments so that the Fund's direct operating expenses do not exceed 0.75%, and 1.50% for Class C. Without this agreement, the Fund's direct operating expenses would have been higher and total returns would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.


PERFORMANCE SUMMARY AS OF 7/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                            CHANGE                              7/31/99             7/31/98
Net Asset Value                                    -$0.27                              $10.73              $11.00

                                                   DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                                    $0.4073
Long-Term Capital Gain                             $0.1500
Short-Term Capital Gain                            $0.0409
     TOTAL                                         $0.5982

CLASS C                                            CHANGE                              7/31/99             7/31/98
Net Asset Value                                    -$0.27                              $10.65              $10.92

                                                   DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                                    $0.3295
Long-Term Capital Gain                             $0.1500
Short-Term Capital Gain                            $0.0409
     TOTAL                                         $0.5204

Franklin Templeton Conservative Target Fund paid distributions derived from long-term capital gains of 4.09 cents ($0.0409) per share in December 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).


             Past performance is not predictive of future results.


PERFORMANCE


                                                                  INCEPTION
CLASS A                                             1-YEAR        (12/31/96)

Cumulative Total Return(1)                           +3.23%         +18.84%
Average Annual Total Return(2)                       -2.70%          +4.49%
Value of $10,000 Investment(3)                      $9,730         $11,200

                                                                  INCEPTION
CLASS C                                             1-YEAR        (12/31/96)

Cumulative Total Return(1)                           +2.49%         +16.25%
Average Annual Total Return(2)                       +0.50%          +5.60%
Value of $10,000 Investment(3)                     $10,050         $11,510

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/99
CLASS A

1-Year                                            -2.70%
Since Inception (12/31/96)                        +4.49%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses, and include reinvested dividends or interest. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the share class's current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.

[TOTAL RETURN INDEX COMPARISON LINE GRAPH]

Franklin Templeton Conservative Target Fund -- Class A
Value of a $10,000 Investment (12/31/96 -- 7/31/99)

The following line graph compares the performance of Franklin Templeton Conservative Target Fund's Class A shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills based on a $10,000 investment from 12/31/96 to 7/31/99.

      DATE         FT CONSERVATIVE TARGET      S&P 500     MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                       FUND - CLASS A                        DIVIDENDS)         BOND INDEX          BILLS
   12/31/1996              $9,425              $10,000         $10,000           $10,000           $10,000
   01/31/1997              $9,576              $10,625         $9,650            $10,012           $10,045
   02/28/1997              $9,585              $10,708         $9,808            $10,033           $10,083
   03/31/1997              $9,474              $10,268         $9,844             $9,914           $10,126
   04/30/1997              $9,502              $10,881         $9,896            $10,058           $10,169
   05/31/1997              $9,814              $11,543         $10,540           $10,152           $10,224
   06/30/1997              $10,028             $12,061         $11,121           $10,274           $10,262
   07/31/1997              $10,293             $13,021         $11,301           $10,588           $10,306
   08/31/1997              $10,189             $12,291         $10,457           $10,470           $10,351
   09/30/1997              $10,570             $12,965         $11,042           $10,634           $10,399
   10/31/1997              $10,351             $12,532         $10,193           $10,804           $10,438
   11/30/1997              $10,408             $13,112         $10,089           $10,861           $10,484
   12/31/1997              $10,513             $13,338         $10,177           $10,975           $10,529
   01/31/1998              $10,503             $13,486         $10,642           $11,130           $10,582
   02/28/1998              $10,797             $14,458         $11,325           $11,108           $10,623
   03/31/1998              $11,036             $15,198         $11,674           $11,142           $10,675
   04/30/1998              $11,095             $15,352         $11,766           $11,198           $10,724
   05/31/1998              $10,987             $15,088         $11,709           $11,318           $10,771
   06/30/1998              $10,988             $15,700         $11,798           $11,433           $10,815
   07/31/1998              $10,850             $15,532         $11,917           $11,442           $10,862
   08/31/1998              $10,219             $13,286         $10,440           $11,666           $10,913
   09/30/1998              $10,397             $14,138         $10,120           $11,999           $10,970
   10/31/1998              $10,526             $15,287         $11,174           $11,914           $11,013
   11/30/1998              $10,715             $16,214         $11,746           $11,985           $11,048
   12/31/1998              $10,826             $17,148         $12,209           $12,015           $11,093
   01/31/1999              $10,898             $17,865         $12,173           $12,101           $11,137
   02/28/1999              $10,754             $17,309         $11,883           $11,813           $11,172
   03/31/1999              $10,916             $18,001         $12,378           $11,872           $11,220
   04/30/1999              $11,185             $18,698         $12,880           $11,901           $11,262
   05/31/1999              $11,092             $18,257         $12,216           $11,779           $11,305
   06/30/1999              $11,273             $19,270         $12,693           $11,742           $11,347
   07/31/1999              $11,200             $18,669         $13,070           $11,709           $11,395



             Past performance is not predictive of future results.


[TOTAL RETURN INDEX COMPARISON LINE GRAPH]

Franklin Templeton Conservative Target Fund -- Class C
Value of a $10,000 Investment (12/31/96 -- 7/31/99)


The following line graph compares the performance of Franklin Templeton Conservative Target Fund's Class C shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills based on a $10,000 investment from 12/31/96 to 7/31/99.

     DATE         FT CONSERVATIVE TARGET      S&P 500     MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                      FUND - CLASS C                        DIVIDENDS)         BOND INDEX          BILLS
  12/31/1996              $9,901              $10,000         $10,000           $10,000           $10,000
  01/31/1997              $10,059             $10,625         $9,650            $10,012           $10,045
  02/28/1997              $10,050             $10,708         $9,808            $10,033           $10,083
  03/31/1997              $9,899              $10,268         $9,844             $9,914           $10,126
  04/30/1997              $9,929              $10,881         $9,896            $10,058           $10,169
  05/31/1997              $10,257             $11,543         $10,540           $10,152           $10,224
  06/30/1997              $10,472             $12,061         $11,121           $10,274           $10,262
  07/31/1997              $10,740             $13,021         $11,301           $10,588           $10,306
  08/31/1997              $10,611             $12,291         $10,457           $10,470           $10,351
  09/30/1997              $11,001             $12,965         $11,042           $10,634           $10,399
  10/31/1997              $10,771             $12,532         $10,193           $10,804           $10,438
  11/30/1997              $10,831             $13,112         $10,089           $10,861           $10,484
  12/31/1997              $10,932             $13,338         $10,177           $10,975           $10,529
  01/31/1998              $10,912             $13,486         $10,642           $11,130           $10,582
  02/28/1998              $11,209             $14,458         $11,325           $11,108           $10,623
  03/31/1998              $11,455             $15,198         $11,674           $11,142           $10,675
  04/30/1998              $11,506             $15,352         $11,766           $11,198           $10,724
  05/31/1998              $11,393             $15,088         $11,709           $11,318           $10,771
  06/30/1998              $11,385             $15,700         $11,798           $11,433           $10,815
  07/31/1998              $11,231             $15,532         $11,917           $11,442           $10,862
  08/31/1998              $10,572             $13,286         $10,440           $11,666           $10,913
  09/30/1998              $10,750             $14,138         $10,120           $11,999           $10,970
  10/31/1998              $10,874             $15,287         $11,174           $11,914           $11,013
  11/30/1998              $11,061             $16,214         $11,746           $11,985           $11,048
  12/31/1998              $11,171             $17,148         $12,209           $12,015           $11,093
  01/31/1999              $11,235             $17,865         $12,173           $12,101           $11,137
  02/28/1999              $11,085             $17,309         $11,883           $11,813           $11,172
  03/31/1999              $11,250             $18,001         $12,378           $11,872           $11,220
  04/30/1999              $11,508             $18,698         $12,880           $11,901           $11,262
  05/31/1999              $11,411             $18,257         $12,216           $11,779           $11,305
  06/30/1999              $11,586             $19,270         $12,693           $11,742           $11,347
  07/31/1999              $11,510             $18,669         $13,070           $11,709           $11,395

AVERAGE ANNUAL TOTAL RETURN
7/31/99

CLASS C

1-Year                                  +0.50%
Since Inception (12/31/96)              +5.60%


*Source: Standard and Poor's(R) Micropal. The value of Treasuries is fixed; principal is guaranteed and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

Past performance is not predictive of future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND

[ASSET ALLOCATION PIE GRAPH]

Franklin Templeton Moderate Target Fund
Based on Total Net Assets
7/31/99

U.S. Equities                           37.2%
U.S. Fixed Income Securities            35.0%
International Equities                  18.3%
Short-Term Obligations & Other
  Net Assets                             9.5%


Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.

During the 12 months under review, the Fund's Class A shares provided a +1.74% cumulative total return, as shown in the Performance Summary on page 13. This was largely a result of its allocation among the various asset classes, as well as the actual performance of the underlying funds.

Until April 1999, the Fund's previous investment strategy emphasized asset allocation based on a combination of the expected risk and return of various asset classes and underlying funds. As noted previously, this strategy correctly indicated a rising level of market risk for domestic and foreign equities during the early summer of 1998. The markets did, in fact, fall during that time, but an unintentional consequence of that strategy was underexposure to the very asset classes that rose the most following the stock market's late summer 1998 decline.

As part of our new strategy emphasizing underlying fund selection, Franklin Real Estate Securities Fund represented the Fund's largest equity investment (12.4% of total net assets) at the end of the period. Domestic equity exposure was about two-thirds of our total equity exposure, with the balance represented by foreign equities. The Fund also was diversified by capitalization and investment style, and, at the end of the reporting period, held shares in large- and small-cap growth and mid-cap value equity funds.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 27 of this report.

To increase the Fund's income-producing potential, the fixed-income portion of the portfolio included Franklin's AGE High Income Fund and Franklin Bond Fund. On July 31, these funds represented 35.0% of the Fund's total net assets.

Looking forward, we believe the shift in our investment strategy should reduce volatility and contribute positively to the Fund's performance. Please remember, this discussion reflects our views, opinions and portfolio holdings as of July 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Moderate Target Fund for the 12-month period ended July 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over a longer time horizon than the period under review. Therefore, it is likely that performance of the Fund, the underlying funds, and the associated indexes for any single 12-month period will vary considerably from the long-term objective and/or expectations of the portfolio managers. Past performance is not an indication of future performance, and recent performance, in particular, may not be a reliable indicator of future, long-term performance.

TOP 5 FUND HOLDINGS

Franklin Templeton
Moderate Target Fund
7/31/99

                                        % OF TOTAL
FUND                                    NET ASSETS
---------------------------------------------------

Franklin's AGE
High Income Fund                          19.7%

Franklin Bond Fund                        15.3%

Franklin Real Estate
Securities Fund                           12.4%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio                    10.3%

Templeton Foreign Fund                     9.2%


FRANKLIN TEMPLETON
MODERATE TARGET FUND


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns would have been higher.


CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense waivers by the Fund's manager increased the Fund's total returns. Without this waiver, the Fund's total returns would have been lower.


PERFORMANCE SUMMARY AS OF 7/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                                    CHANGE                                   7/31/99       7/31/98
Net Asset Value                            -$0.33                                   $10.44        $10.77

                                           DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                            $0.3134
Long-Term Capital Gain                     $0.1276
Short-Term Capital Gain                    $0.0499
     TOTAL                                 $0.4909

CLASS C                                    CHANGE                                   7/31/99       7/31/98
Net Asset Value                            -$0.34                                   $10.31        $10.65

                                           DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                            $0.2360
Long-Term Capital Gain                     $0.1276
Short-Term Capital Gain                    $0.0499
     TOTAL                                 $0.4135


Franklin Templeton Moderate Target Fund paid distributions from long-term capital gains of 12.76 cents ($0.1276) per share in December 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

             Past performance is not predictive of future results.


PERFORMANCE


                                                             INCEPTION
CLASS A                                           1-YEAR     (12/31/96)

Cumulative Total Return(1)                         +1.74%      +19.29%
Average Annual Total Return(2)                     -4.13%       +4.65%
Value of $10,000 Investment(3)                    $9,587      $11,243


                                                             INCEPTION
CLASS C                                           1-YEAR     (12/31/96)

Cumulative Total Return(1)                         +0.88%      +16.20%
Average Annual Total Return(2)                     -1.11%       +5.58%
Value of $10,000 Investment(3)                    $9,889      $11,505


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


FRANKLIN TEMPLETON
MODERATE TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/99

CLASS A

1-Year                         -4.13%
Since Inception (12/31/96)     +4.65%



TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends or interest. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the share class's current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.

[TOTAL RETURN INDEX COMPARISON LINE GRAPH]
Franklin Templeton Moderate Target Fund -- Class A
Value of a $10,000 Investment (12/31/96-7/31/99)


The following line graph compares the performance of Franklin Templeton Moderate Target Fund's Class A shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills based on a $10,000 investment from 12/31/96 to 7/31/99.

     DATE       FT MODERATE TARGET FUND       S&P 500       MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                       - CLASS A                              DIVIDENDS)         BOND INDEX          BILLS
  12/31/1996             $9,425               $10,000           $10,000           $10,000           $10,000
  01/31/1997             $9,670               $10,625           $9,650            $10,012           $10,045
  02/28/1997             $9,670               $10,708           $9,808            $10,033           $10,083
  03/31/1997             $9,589               $10,268           $9,844             $9,914           $10,126
  04/30/1997             $9,674               $10,881           $9,896            $10,058           $10,169
  05/31/1997            $10,061               $11,543           $10,540           $10,152           $10,224
  06/30/1997            $10,286               $12,061           $11,121           $10,274           $10,262
  07/31/1997            $10,655               $13,021           $11,301           $10,588           $10,306
  08/31/1997            $10,494               $12,291           $10,457           $10,470           $10,351
  09/30/1997            $10,966               $12,965           $11,042           $10,634           $10,399
  10/31/1997            $10,632               $12,532           $10,193           $10,804           $10,438
  11/30/1997            $10,660               $13,112           $10,089           $10,861           $10,484
  12/31/1997            $10,771               $13,338           $10,177           $10,975           $10,529
  01/31/1998            $10,720               $13,486           $10,642           $11,130           $10,582
  02/28/1998            $11,119               $14,458           $11,325           $11,108           $10,623
  03/31/1998            $11,451               $15,198           $11,674           $11,142           $10,675
  04/30/1998            $11,513               $15,352           $11,766           $11,198           $10,724
  05/31/1998            $11,318               $15,088           $11,709           $11,318           $10,771
  06/30/1998            $11,318               $15,700           $11,798           $11,433           $10,815
  07/31/1998            $11,051               $15,532           $11,917           $11,442           $10,862
  08/31/1998             $9,943               $13,286           $10,440           $11,666           $10,913
  09/30/1998            $10,164               $14,138           $10,120           $11,999           $10,970
  10/31/1998            $10,381               $15,287           $11,174           $11,914           $11,013
  11/30/1998            $10,619               $16,214           $11,746           $11,985           $11,048
  12/31/1998            $10,788               $17,148           $12,209           $12,015           $11,093
  01/31/1999            $10,884               $17,865           $12,173           $12,101           $11,137
  02/28/1999            $10,670               $17,309           $11,883           $11,813           $11,172
  03/31/1999            $10,909               $18,001           $12,378           $11,872           $11,220
  04/30/1999            $11,241               $18,698           $12,880           $11,901           $11,262
  05/31/1999            $11,134               $18,257           $12,216           $11,779           $11,305
  06/30/1999            $11,351               $19,270           $12,693           $11,742           $11,347
  07/31/1999            $11,243               $18,669           $13,070           $11,709           $11,395

             Past performance is not predictive of future results.

[TOTAL RETURN INDEX COMPARISON LINE GRAPH]

Franklin Templeton Moderate Target Fund -- Class C
Value of a $10,000 Investment (12/31/96 -- 7/31/99)


The following line graph compares the performance of Franklin Templeton Moderate Target Fund's Class C shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills based on a $10,000 investment from 12/31/96 to 7/31/99.

      DATE       FT MODERATE TARGET FUND    S&P 500      MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                        - CLASS C                          DIVIDENDS)         BOND INDEX          BILLS
   12/31/1996             $9,901            $10,000         $10,000            $10,000           $10,000
   01/31/1997            $10,158            $10,625          $9,650            $10,012           $10,045
   02/28/1997            $10,149            $10,708          $9,808            $10,033           $10,083
   03/31/1997            $10,001            $10,268          $9,844             $9,914           $10,126
   04/30/1997            $10,080            $10,881          $9,896            $10,058           $10,169
   05/31/1997            $10,477            $11,543         $10,540            $10,152           $10,224
   06/30/1997            $10,707            $12,061         $11,121            $10,274           $10,262
   07/31/1997            $11,074            $13,021         $11,301            $10,588           $10,306
   08/31/1997            $10,905            $12,291         $10,457            $10,470           $10,351
   09/30/1997            $11,378            $12,965         $11,042            $10,634           $10,399
   10/31/1997            $11,028            $12,532         $10,193            $10,804           $10,438
   11/30/1997            $11,058            $13,112         $10,089            $10,861           $10,484
   12/31/1997            $11,177            $13,338         $10,177            $10,975           $10,529
   01/31/1998            $11,102            $13,486         $10,642            $11,130           $10,582
   02/28/1998            $11,519            $14,458         $11,325            $11,108           $10,623
   03/31/1998            $11,851            $15,198         $11,674            $11,142           $10,675
   04/30/1998            $11,894            $15,352         $11,766            $11,198           $10,724
   05/31/1998            $11,701            $15,088         $11,709            $11,318           $10,771
   06/30/1998            $11,683            $15,700         $11,798            $11,433           $10,815
   07/31/1998            $11,404            $15,532         $11,917            $11,442           $10,862
   08/31/1998            $10,248            $13,286         $10,440            $11,666           $10,913
   09/30/1998            $10,475            $14,138         $10,120            $11,999           $10,970
   10/31/1998            $10,690            $15,287         $11,174            $11,914           $11,013
   11/30/1998            $10,916            $16,214         $11,746            $11,985           $11,048
   12/31/1998            $11,091            $17,148         $12,209            $12,015           $11,093
   01/31/1999            $11,180            $17,865         $12,173            $12,101           $11,137
   02/28/1999            $10,958            $17,309         $11,883            $11,813           $11,172
   03/31/1999            $11,191            $18,001         $12,378            $11,872           $11,220
   04/30/1999            $11,525            $18,698         $12,880            $11,901           $11,262
   05/31/1999            $11,403            $18,257         $12,216            $11,779           $11,305
   06/30/1999            $11,617            $19,270         $12,693            $11,742           $11,347
   07/31/1999            $11,505            $18,669         $13,070            $11,709           $11,395

*Source: Standard and Poor's(R) Micropal. The value of Treasuries is fixed; principal is guaranteed and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN
7/31/99

CLASS C

1-Year                                                           -1.11%
Since Inception (12/31/96)                                       +5.58%


Past performance is not predictive of future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

[ASSET ALLOCATION PIE CHART]

Franklin Templeton Growth Target Fund
Based on Total Net Assets
7/31/99

U.S. Equities                           52.6%
International Equities                  26.7%
U.S. Fixed Income Securities            14.9%
Short-Term Obligations & Other
  Net Assets                             5.8%


Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.

During the 12 months under review, the Fund's Class A shares provided a +3.91% cumulative total return, as shown in the Performance Summary on page 19. This was largely a result of its allocation among the various asset classes, as well as the actual performance of the underlying funds.

Until April 1999, the Fund's previous investment strategy emphasized asset allocation based on a combination of the expected risk and return of various asset classes and underlying funds. As noted previously, this strategy correctly indicated a rising level of market risk for domestic and foreign equities during the early summer of 1998. The markets did, in fact, fall during that time, but an unintentional consequence of that strategy was underexposure to the very asset classes that rose the most following the stock market's late summer 1998 decline.

As part of our new strategy emphasizing underlying fund selection, Franklin Real Estate Securities Fund represented the Fund's largest equity investment (17.6% of total net assets) at the end of the period. Domestic equity exposure was about two-thirds of our total equity exposure, with the balance represented by foreign equities. The Fund also was diversified by capitalization and investment style, and, at the end of the reporting period, held shares in large- and small-cap growth and mid-cap value equity funds.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 30 of this report.

To increase the Fund's income-producing potential, the fixed-income portion of the portfolio included Franklin Bond Fund and Franklin's AGE High Income Fund. On July 31, these funds represented 14.9% of the Fund's total net assets.

Looking forward, we believe the shift in our investment strategy should reduce volatility and contribute positively to the Fund's performance. Please remember, this discussion reflects our views, opinions and portfolio holdings as of July 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Growth Target Fund for the 12-month period ended July 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over a longer time horizon than the period under review. Therefore, it is likely that performance of the Fund, the underlying funds, and the associated indexes for any single 12-month period will vary considerably from the long-term objective and/or expectations of the portfolio managers. Past performance is not an indication of future performance, and recent performance, in particular, may not be a reliable indicator of future, long-term performance.


TOP 5 FUND HOLDINGS

Franklin Templeton
Growth Target Fund
7/31/99

                                       % OF TOTAL
FUND                                   NET ASSETS
--------------------------------------------------

Franklin Real Estate
Securities Fund                          17.6%

Templeton Foreign Fund                   13.4%

Mutual European Fund                     13.3%

Franklin Small Cap
Growth Fund                               9.9%

Franklin Aggressive
Growth Fund                               9.8%


FRANKLIN TEMPLETON GROWTH TARGET FUND


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns would have been higher.


CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments so that the Fund's direct operating expenses do not exceed 0.75%, and 1.50% for Class C. Without this agreement, the Fund's direct operating expenses would have been higher and total returns would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.


PERFORMANCE SUMMARY AS OF 7/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                               CHANGE                                       7/31/99       7/31/98
Net Asset Value                       -$0.15                                       $11.01        $11.16

                                      DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                       $0.2460
Long-Term Capital Gain                $0.1796
Short-Term Capital Gain               $0.1121
     TOTAL                            $0.5377

CLASS C                               CHANGE                                       7/31/99       7/31/98
Net Asset Value                       -$0.16                                       $10.92        $11.08

                                      DISTRIBUTIONS (8/1/98 - 7/31/99)
Dividend Income                       $0.1774
Long-Term Capital Gain                $0.1796
Short-Term Capital Gain               $0.1121
     TOTAL                            $0.4691


Franklin Templeton Growth Target Fund paid distributions derived from long-term capital gains of 17.96 cents ($0.1796) per share in December 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).


             Past performance is not predictive of future results.


PERFORMANCE

                                                                INCEPTION
CLASS A                                              1-YEAR     (12/31/96)

Cumulative Total Return(1)                            +3.91%      +20.83%
Average Annual Total Return(2)                        -2.06%       +5.17%
Value of $10,000 Investment(3)                       $9,794      $11,388


                                                                INCEPTION
CLASS C                                              1-YEAR     (12/31/96)

Cumulative Total Return(1)                            +3.12%      +18.67%
Average Annual Total Return(2)                        +1.13%       +6.45%
Value of $10,000 Investment(3)                      $10,113      $11,749


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

AVERAGE ANNUAL TOTAL RETURN
7/31/99

CLASS A
-----------------------------------

1-Year                        -2.06%

Since Inception (12/31/96)    +5.17%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends or interest. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the share class's current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.


[TOTAL RETURN INDEX COMPARISON LINE GRAPH]
Franklin Templeton Growth Target Fund - Class A
Value of a $10,000 Investment (12/31/96 - 7/31/99)

The following line graph compares the performance of Franklin Templeton Growth Target Fund's Class A shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/99.

     DATE       FT GROWTH TARGET FUND    S&P 500      MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                      - CLASS A                         DIVIDENDS)         BOND INDEX          BILLS
  12/31/1996            $9,425           $10,000         $10,000            $10,000           $10,000
  01/31/1997            $9,774           $10,625          $9,650            $10,012           $10,045
  02/28/1997            $9,708           $10,708          $9,808            $10,033           $10,083
  03/31/1997            $9,510           $10,268          $9,844             $9,914           $10,126
  04/30/1997            $9,585           $10,881          $9,896            $10,058           $10,169
  05/31/1997           $10,047           $11,543         $10,540            $10,152           $10,224
  06/30/1997           $10,311           $12,061         $11,121            $10,274           $10,262
  07/31/1997           $10,679           $13,021         $11,301            $10,588           $10,306
  08/31/1997           $10,490           $12,291         $10,457            $10,470           $10,351
  09/30/1997           $11,037           $12,965         $11,042            $10,634           $10,399
  10/31/1997           $10,564           $12,532         $10,193            $10,804           $10,438
  11/30/1997           $10,573           $13,112         $10,089            $10,861           $10,484
  12/31/1997           $10,655           $13,338         $10,177            $10,975           $10,529
  01/31/1998           $10,616           $13,486         $10,642            $11,130           $10,582
  02/28/1998           $11,107           $14,458         $11,325            $11,108           $10,623
  03/31/1998           $11,490           $15,198         $11,674            $11,142           $10,675
  04/30/1998           $11,559           $15,352         $11,766            $11,198           $10,724
  05/31/1998           $11,294           $15,088         $11,709            $11,318           $10,771
  06/30/1998           $11,264           $15,700         $11,798            $11,433           $10,815
  07/31/1998           $10,960           $15,532         $11,917            $11,442           $10,862
  08/31/1998            $9,614           $13,286         $10,440            $11,666           $10,913
  09/30/1998            $9,848           $14,138         $10,120            $11,999           $10,970
  10/31/1998           $10,134           $15,287         $11,174            $11,914           $11,013
  11/30/1998           $10,420           $16,214         $11,746            $11,985           $11,048
  12/31/1998           $10,643           $17,148         $12,209            $12,015           $11,093
  01/31/1999           $10,809           $17,865         $12,173            $12,101           $11,137
  02/28/1999           $10,581           $17,309         $11,883            $11,813           $11,172
  03/31/1999           $10,892           $18,001         $12,378            $11,872           $11,220
  04/30/1999           $11,326           $18,698         $12,880            $11,901           $11,262
  05/31/1999           $11,192           $18,257         $12,216            $11,779           $11,305
  06/30/1999           $11,523           $19,270         $12,693            $11,742           $11,347
  07/31/1999           $11,388           $18,669         $13,070            $11,709           $11,395



                      Past performance is not predictive of future results.

[TOTAL RETURN INDEX COMPARISON LINE GRAPH]
Franklin Templeton Growth Target Fund - Class C
Value of a $10,000 Investment (12/31/96 - 7/31/99)

The following line graph compares the performance of Franklin Templeton Growth Target Fund's Class C shares to that of the Standard and Poor's 500 Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Lehman Brothers Government/Corporate Bond Index, and U.S. Treasury Bills, based on a $10,000 investment from 12/31/96 to 7/31/99.

      DATE         FT GROWTH TARGET FUND    S&P 500     MSCI EAFE (NET    LB GOV'T./CORP.    U.S. TREASURY
                         - CLASS C                        DIVIDENDS)         BOND INDEX          BILLS
   12/31/1996             $9,901            $10,000         $10,000           $10,000           $10,000
   01/31/1997             $10,257           $10,625         $9,650            $10,012           $10,045
   02/28/1997             $10,188           $10,708         $9,808            $10,033           $10,083
   03/31/1997             $9,990            $10,268         $9,844             $9,914           $10,126
   04/30/1997             $10,069           $10,881         $9,896            $10,058           $10,169
   05/31/1997             $10,545           $11,543         $10,540           $10,152           $10,224
   06/30/1997             $10,802           $12,061         $11,121           $10,274           $10,262
   07/31/1997             $11,188           $13,021         $11,301           $10,588           $10,306
   08/31/1997             $10,980           $12,291         $10,457           $10,470           $10,351
   09/30/1997             $11,549           $12,965         $11,042           $10,634           $10,399
   10/31/1997             $11,053           $12,532         $10,193           $10,804           $10,438
   11/30/1997             $11,063           $13,112         $10,089           $10,861           $10,484
   12/31/1997             $11,126           $13,338         $10,177           $10,975           $10,529
   01/31/1998             $11,085           $13,486         $10,642           $11,130           $10,582
   02/28/1998             $11,589           $14,458         $11,325           $11,108           $10,623
   03/31/1998             $11,980           $15,198         $11,674           $11,142           $10,675
   04/30/1998             $12,041           $15,352         $11,766           $11,198           $10,724
   05/31/1998             $11,753           $15,088         $11,709           $11,318           $10,771
   06/30/1998             $11,722           $15,700         $11,798           $11,433           $10,815
   07/31/1998             $11,393           $15,532         $11,917           $11,442           $10,862
   08/31/1998             $9,985            $13,286         $10,440           $11,666           $10,913
   09/30/1998             $10,235           $14,138         $10,120           $11,999           $10,970
   10/31/1998             $10,523           $15,287         $11,174           $11,914           $11,013
   11/30/1998             $10,812           $16,214         $11,746           $11,985           $11,048
   12/31/1998             $11,039           $17,148         $12,209           $12,015           $11,093
   01/31/1999             $11,200           $17,865         $12,173           $12,101           $11,137
   02/28/1999             $10,964           $17,309         $11,883           $11,813           $11,172
   03/31/1999             $11,265           $18,001         $12,378           $11,872           $11,220
   04/30/1999             $11,717           $18,698         $12,880           $11,901           $11,262
   05/31/1999             $11,566           $18,257         $12,216           $11,779           $11,305
   06/30/1999             $11,900           $19,270         $12,693           $11,742           $11,347
   07/31/1999             $11,749           $18,669         $13,070           $11,709           $11,395

AVERAGE ANNUAL TOTAL RETURN
7/31/99

CLASS C
-------------------------------

1-Year                    +1.13%

Since Inception(12/31/96) +6.45%


*Source: Standard and Poor's(R) Micropal. The value of Treasuries is fixed; principal is guaranteed and interest is fixed. MSCI EAFE includes reinvested dividends, net of taxes withheld by foreign countries. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

Past performance is not predictive of future results.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                          CLASS A
                                                                                ---------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                                ---------------------------
                                                                                 1999(1)   1998       1997***
                                                                                --------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................................    $11.00    $10.87    $10.00
                                                                                --------------------------

Income from investment operations:
 Net investment income .....................................................       .41       .39       .12
 Net realized and unrealized gains (losses) ................................      (.08)      .18       .80
                                                                                --------------------------

Total from investment operations ...........................................       .33       .57       .92
                                                                                --------------------------
Less distributions from:
 Net investment income .....................................................      (.41)     (.38)     (.05)
 Net realized gains ........................................................      (.19)     (.06)       --
                                                                                --------------------------

Total distributions ........................................................      (.60)     (.44)     (.05)
                                                                                --------------------------
Net asset value, end of year ...............................................    $10.73    $11.00    $10.87
                                                                                ==========================

Total return* ..............................................................      3.23%     5.41%     9.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................................   $14,850   $11,637    $1,609
Ratios to average net assets:
 Expenses ..................................................................       .75%      .76%      .59%**
 Expenses excluding waiver and payments by affiliate .......................       .83%     1.07%     3.64%**
 Net investment income .....................................................      3.83%     3.88%     3.93%**
Portfolio turnover rate ....................................................    218.87%   141.96%    33.30%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**  Annualized
*** For the period December 31, 1996 (effective date) to July 31, 1997.
(1) Based on average shares outstanding.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)


                                                                                          CLASS C
                                                                                --------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                                --------------------------
                                                                                1999(1)   1998      1997***
                                                                                --------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                              $10.92    $10.81    $10.00
                                                                                --------------------------
Income from investment operations:
 Net investment income                                                             .33       .33       .10
 Net realized and unrealized gains (losses)                                       (.08)      .15       .75
                                                                                --------------------------
Total from investment operations                                                   .25       .48       .85
                                                                                --------------------------
Less distributions from:
 Net investment income                                                            (.33)     (.31)     (.04)
 Net realized gains                                                               (.19)     (.06)       --
                                                                                --------------------------
Total distributions                                                               (.52)     (.37)     (.04)
                                                                                --------------------------
Net asset value, end of year                                                    $10.65    $10.92    $10.81
                                                                                ==========================

Total return*                                                                     2.49%     4.56%     8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                                $10,611   $10,218      $3,010
Ratios to average net assets:
 Expenses                                                                         1.50%     1.50%       1.48%**
 Expenses excluding waiver and payments by affiliate                              1.58%     1.81%       4.53%**
 Net investment income                                                            3.13%     3.27%       3.04%**
Portfolio turnover rate                                                         218.87%   141.96%      33.30%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**  Annualized
*** For the period December 31, 1996 (effective date) to July 31, 1997.
(1) Based on average shares outstanding.

See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 1999


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                          SHARES           VALUE
-------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 100.5%
 CASH EQUIVALENTS 20.5%
 Franklin Institutional Fiduciary Trust Money Market Portfolio     5,208,715     $  5,208,715
                                                                                 ------------
 FIXED INCOME 39.9%
 Franklin AGE High Income Fund ..............................      1,901,105        5,037,928
 Franklin Bond Fund .........................................        530,584        5,120,140
                                                                                 ------------
                                                                                   10,158,068
                                                                                 ------------
 DOMESTIC EQUITY 27.0%
 Franklin Aggressive Growth Fund ............................        107,540        1,281,880
 Franklin Large Cap Growth Fund .............................        122,018        1,265,330
 Franklin Real Estate Securities Fund .......................        158,080        2,288,999
 Franklin Small Cap Growth Fund .............................         48,246        1,281,922
 Mutual Shares Fund .........................................         34,839          759,147
                                                                                 ------------
                                                                                    6,877,278
                                                                                 ------------
 FOREIGN EQUITY 13.1%
 Mutual European Fund .......................................        117,855        1,666,472
 Templeton Foreign Fund .....................................        161,524        1,683,082
                                                                                 ------------
                                                                                    3,349,554
                                                                                 ------------
 TOTAL INVESTMENTS (COST $25,766,148) 100.5% ................                      25,593,615
 OTHER ASSETS, LESS LIABILITIES (.5)% .......................                        (132,522)
                                                                                 ------------
 NET ASSETS 100.0% ..........................................                    $ 25,461,093
                                                                                 ============





                              See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                        CLASS A
                                                                               ----------------------------
                                                                                    YEAR ENDED JULY 31,
                                                                               ----------------------------
                                                                               1999(1)     1998(1)  1997***
                                                                               -------     ------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................     $10.77    $11.26    $10.00
                                                                                --------------------------
Income from investment operations:
 Net investment income ....................................................        .33       .37       .17
 Net realized and unrealized gains (losses) ...............................       (.17)      .01      1.13
                                                                                --------------------------
Total from investment operations ..........................................        .16       .38      1.30
                                                                                --------------------------
Less distributions from:
 Net investment income ....................................................       (.31)     (.38)     (.04)
 Net realized gains .......................................................       (.18)     (.49)       --
                                                                                --------------------------
Total distributions .......................................................       (.49)     (.87)     (.04)
                                                                                --------------------------
Net asset value, end of year ..............................................     $10.44    $10.77    $11.26
                                                                                ==========================

Total return* .............................................................       1.74%     3.71%    13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................................    $28,694   $23,028    $6,498
Ratios to average net assets:
 Expenses .................................................................        .85%      .77%      .67%**
 Expenses excluding waiver and payments by affiliate ......................        .85%      .94%     1.26%**
 Net investment income ....................................................       3.23%     3.37%     2.69%**
Portfolio turnover rate ...................................................     202.78%   124.87%   264.78%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. **Annualized
***For the period December 31, 1996 (effective date) to July 31, 1997.

(1) Based on average shares outstanding.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                        CLASS C
                                                                               ----------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                               ----------------------------
                                                                               1999(1)    1998(1)   1997***
                                                                               -------    -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................................       $10.65    $11.16    $10.00
                                                                                --------------------------

Income from investment operations:
 Net investment income...................................................          .25       .30       .07
 Net realized and unrealized gains (losses)..............................         (.17)       --      1.11
                                                                                --------------------------

Total from investment operations.........................................          .08       .30      1.18
                                                                                --------------------------

Less distributions from:
 Net investment income...................................................         (.24)     (.32)     (.02)
 Net realized gains......................................................         (.18)     (.49)       --
                                                                                --------------------------

Total distributions......................................................         (.42)     (.81)     (.02)
                                                                                --------------------------
Net asset value, end of year.............................................       $10.31    $10.65    $11.16
                                                                                ==========================
Total return*............................................................          .88%     2.98%    11.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..........................................      $24,419   $19,501    $4,695
Ratios to average net assets:
 Expenses................................................................         1.60%     1.50%     1.50%**
 Expenses excluding waiver and payments by affiliate.....................         1.60%     1.68%     2.09%**
 Net investment income...................................................         2.51%     2.75%     1.86%**
Portfolio turnover rate..................................................       202.78%   124.87%   264.78%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**  Annualized
*** For the period December 31, 1996 (effective date) to July 31, 1997.
(1) Based on average shares outstanding.

                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 1999



 FRANKLIN TEMPLETON MODERATE TARGET FUND                                               SHARES      VALUE
------------------------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 100.8%
 CASH EQUIVALENTS 10.3%
 Franklin Institutional Fiduciary Trust Money Market Portfolio                      5,490,954    $ 5,490,954
                                                                                                 -----------
 FIXED INCOME 35.0%
 Franklin AGE High Income Fund                                                      3,953,765     10,477,477
 Franklin Bond Fund                                                                   838,619      8,092,671
                                                                                                 -----------
                                                                                                  18,570,148
                                                                                                 -----------
 DOMESTIC EQUITY 37.2%
 Franklin Aggressive Growth Fund                                                      307,896      3,670,118
 Franklin Large Cap Growth Fund                                                       349,684      3,626,226
 Franklin Real Estate Securities Fund                                                 453,681      6,569,305
 Franklin Small Cap Growth Fund                                                       139,152      3,697,273
 Mutual Shares Fund                                                                    99,686      2,172,149
                                                                                                 -----------
                                                                                                  19,735,071
                                                                                                 -----------
 FOREIGN EQUITY 18.3%
 Mutual European Fund                                                                 342,247      4,839,373
 Templeton Foreign Fund                                                               467,993      4,876,491
                                                                                                 -----------
                                                                                                   9,715,864
                                                                                                 -----------
 TOTAL INVESTMENTS (COST $53,528,276) 100.8%                                                      53,512,037
 OTHER ASSETS, LESS LIABILITIES (.8)%                                                               (399,345)
                                                                                                 -----------
 NET ASSETS 100.0%                                                                               $53,112,692
                                                                                                 ===========

                       See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                         CLASS A
                                                                              -------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                                               ----------------------------
                                                                               1999(1)     1998     1997***
                                                                               ----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................................    $11.16    $11.33    $10.00
                                                                                --------------------------
Income from investment operations:
 Net investment income .....................................................       .28       .33       .05
 Net realized and unrealized gains (losses) ................................       .11      (.05)     1.28
                                                                                --------------------------

Total from investment operations ...........................................       .39       .28      1.33
                                                                                --------------------------
Less distributions from:
 Net investment income .....................................................      (.25)     (.30)       --
 Net realized gains ........................................................      (.29)     (.15)       --
                                                                                --------------------------

Total distributions ........................................................      (.54)     (.45)       --
                                                                                --------------------------

Net asset value, end of year ...............................................    $11.01    $11.16    $11.33
                                                                                ==========================


Total return* ..............................................................      3.91%     2.63%    13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................................    $40,839   $27,042    $9,638
Ratios to average net assets:
 Expenses ..................................................................       .75%      .75%       .73%**
 Expenses excluding waiver and payments by affiliate .......................       .86%      .98%      2.19%**
 Net investment income .....................................................      2.61%     2.80%      2.65%**
Portfolio turnover rate ....................................................    207.65%   118.19%     65.52%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**  Annualized
*** For the period December 31, 1996 (effective date) to July 31, 1997.
(1) Based on average shares outstanding.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)


FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                          CLASS C
                                                                                          -------
                                                                                     YEAR ENDED JULY 31,
                                                                                     -------------------
                                                                                 1999(1)    1998    1997***
                                                                                 ------     ----    ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                              $11.08    $11.30    $10.00
                                                                                --------------------------
Income from investment operations:
 Net investment income                                                             .21       .24       .04
 Net realized and unrealized gains (losses)                                        .10      (.05)     1.26
                                                                                --------------------------
Total from investment operations                                                   .31       .19      1.30
                                                                                --------------------------
Less distributions from:
 Net investment income                                                            (.18)     (.26)       --
 Net realized gains                                                               (.29)     (.15)       --
                                                                                --------------------------
Total distributions                                                               (.47)     (.41)       --
                                                                                --------------------------
Net asset value, end of year                                                    $10.92    $11.08    $11.30
                                                                                ==========================
Total return*                                                                     3.12%     1.84%    13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                                $21,902   $20,752    $4,733
Ratios to average net assets:
 Expenses                                                                         1.50%     1.50%     1.49%**
 Expenses excluding waiver and payments by affiliate                              1.61%     1.73%     2.95%**
 Net investment income                                                            2.00%     1.97%     1.89%**
Portfolio turnover rate                                                         207.65%   118.19%    65.52%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**  Annualized
*** For the period December 31, 1996 (effective date) to July 31, 1997.
(1) Based on average shares outstanding.

See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 1999


 FRANKLIN TEMPLETON GROWTH TARGET FUND                                  SHARES              VALUE
----------------------------------------------------------------------------------------------------
MUTUAL FUNDS (NOTE 3) 100.2%
CASH EQUIVALENTS 6.0%
Franklin Institutional Fiduciary Trust Money Market Portfolio          3,780,444         $ 3,780,444
                                                                                         -----------
FIXED INCOME 14.9%
Franklin AGE High Income Fund ...............................          1,803,950           4,780,469
Franklin Bond Fund ..........................................            472,925           4,563,734
                                                                                         -----------


                                                                                           9,344,203
                                                                                         -----------
DOMESTIC EQUITY 52.6%
Franklin Aggressive Growth Fund .............................            514,444           6,132,175
Franklin Large Cap Growth Fund ..............................            584,357           6,059,787
Franklin Real Estate Securities Fund ........................            760,547          11,012,723
Franklin Small Cap Growth Fund ..............................            233,235           6,197,061
Mutual Shares Fund ..........................................            166,858           3,635,845
                                                                                         -----------
                                                                                          33,037,591
                                                                                         -----------
FOREIGN EQUITY 26.7%
Mutual European Fund ........................................            588,923           8,327,378
Templeton Foreign Fund ......................................            806,563           8,404,392
                                                                                         -----------
                                                                                          16,731,770
                                                                                         -----------
TOTAL INVESTMENTS (COST $62,874,159) 100.2% .................                             62,894,008
OTHER ASSETS, LESS LIABILITIES (.2)% ........................                               (153,611)
                                                                                         -----------

NET ASSETS 100.0% ...........................................                           $ 62,740,397
                                                                                        ============


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1999

                                                 FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                    CONSERVATIVE         MODERATE              GROWTH
                                                    TARGET FUND        TARGET FUND          TARGET FUND
-------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
   Cost ...................................       $ 25,766,148        $ 53,528,276        $ 62,874,159
                                                  ====================================================
   Value ..................................         25,593,615          53,512,037          62,894,008
 Receivables for capital shares sold ......             63,146             493,986              94,742
 Organization costs .......................             33,028              33,028              33,028
                                                  ----------------------------------------------------
      Total assets ....\...................         25,689,789          54,039,051          63,021,778
                                                  ----------------------------------------------------
Liabilities:
 Payables:
   Capital shares redeemed ................            139,138             805,447             178,588
   Affiliates .............................             84,294              94,208              83,146
   Shareholders ...........................                916              17,013               9,274
 Other liabilities ........................              4,348               9,691              10,373
                                                  ----------------------------------------------------
      Total liabilities ...................            228,696             926,359             281,381
                                                  ----------------------------------------------------
        Net assets, at value ..............       $ 25,461,093        $ 53,112,692        $ 62,740,397
                                                  ====================================================
Net assets consist of:
 Undistributed net investment income ......       $    136,308        $    267,562        $    353,170
 Net unrealized appreciation (depreciation)           (172,533)            (16,239)             19,849
 Accumulated net realized gain (loss) .....           (232,239)         (1,023,044)             82,414
 Capital shares ...........................         25,729,557          53,884,413          62,284,964
                                                  ----------------------------------------------------
      Net assets, at value ................       $ 25,461,093        $ 53,112,692        $ 62,740,397
                                                  ====================================================
CLASS A:
 Net assets, at value .....................       $ 14,850,242        $ 28,694,171        $ 40,838,601
                                                  ====================================================
 Shares outstanding .......................          1,384,244           2,747,918           3,710,644
                                                  ====================================================
 Net asset value per share* ...............       $      10.73        $      10.44        $      11.01
                                                  ====================================================
 Maximum offering price per share
 (net asset value per share / 94.25%) .....       $      11.38        $      11.08        $      11.68
                                                  ====================================================
CLASS C:
 Net assets, at value .....................       $ 10,610,851        $ 24,418,521        $ 21,901,796
                                                  ====================================================
 Shares outstanding .......................            996,627           2,368,217           2,004,985
                                                  ====================================================
 Net asset value per share* ...............       $      10.65        $      10.31        $      10.92
                                                  ====================================================
 Maximum offering price per share
 (net asset value per share / 99.00%) .....       $      10.76        $      10.41        $      11.03
                                                  ====================================================

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS (continued)


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1999

                                                           FRANKLIN TEMPLETON  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                               CONSERVATIVE        MODERATE           GROWTH
                                                                TARGET FUND      TARGET FUND        TARGET FUND
                                                           -----------------------------------------------------------
Investment income:
 Dividends                                                      $1,018,804         $1,999,223      $1,910,779
 Interest                                                          159,248             47,552          27,425
                                                                ---------------------------------------------
      Total investment income                                    1,178,052          2,046,775       1,938,204
                                                                ---------------------------------------------
Expenses:
 Asset allocation fees (Note 3)                                     61,676            121,408         140,952
 Distribution fees: (Note 3)
   Class A                                                          34,736             66,185          87,199
   Class C                                                         116,473            235,348         218,927
 Transfer agent fees (Note 3)                                       31,897             89,182         132,470
 Reports to shareholders                                             4,640             26,720          13,224
 Registration and filing fees                                       29,200             37,590          37,014
 Professional fees                                                   4,390              9,553           7,927
 Trustees' fees and expenses                                           778              1,523           1,713
 Amortization of organization costs                                 13,666             13,666          13,666
 Other                                                               1,509                569             627
                                                                ---------------------------------------------

      Total expenses                                               298,965            601,744         653,719
      Expenses waived/paid by affiliate (Note 3)                   (19,776)                --         (63,940)
                                                                ---------------------------------------------

         Net expenses                                              279,189            601,744         589,779
                                                                ---------------------------------------------
            Net investment income                                  898,863          1,445,031       1,348,425
                                                                ---------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
   Investments                                                    (215,559)        (1,116,732)        (59,372)
   Distributions by underlying funds                               207,014            575,848       1,032,977
                                                                ---------------------------------------------

      Net realized gain (loss)                                      (8,545)          (540,884)        973,605
 Net unrealized appreciation on investments                         44,250            431,844         897,958
                                                                ---------------------------------------------

Net realized and unrealized gain (loss)                             35,705           (109,040)      1,871,563
                                                                ---------------------------------------------
Net increase in net assets resulting from operations             $ 934,568         $1,335,991      $3,219,988
                                                                 ============================================



                                            See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 1999 AND 1998

                                               FRANKLIN TEMPLETON            FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                             CONSERVATIVE TARGET FUND       MODERATE TARGET FUND             GROWTH TARGET FUND
                                        --------------------------------------------------------------------------------------------
                                             1999             1998         1999               1998          1999            1998
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ..........    $    898,863   $    441,970   $  1,445,031     $    765,924     $  1,348,425   $    744,848
   Net realized gain (loss) from
     investments and distributions
     by underlying funds ...........          (8,545)       299,473       (540,884)         642,901          973,605      1,002,779
   Net unrealized appreciation
     (depreciation) on
     investments ...................          44,250       (426,817)       431,844       (1,093,493)         897,958     (1,648,322)
                                        -------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations ...................         934,568        314,626      1,335,991          315,332        3,219,988         99,305
 Distributions to shareholders from:
   Net investment income:
     Class A .......................        (525,036)      (177,143)      (799,593)        (351,014)        (755,529)      (373,894)
     Class C .......................        (370,036)      (162,713)      (563,370)        (292,695)        (393,545)      (263,042)
   Net realized gains:
     Class A .......................        (252,162)       (24,813)      (450,558)        (429,281)        (925,041)      (184,015)
     Class C .......................        (226,618)       (31,332)      (436,761)        (466,577)        (649,542)      (149,026)
                                        -------------------------------------------------------------------------------------------
 Total distributions to
  shareholders .....................      (1,373,852)      (396,001)    (2,250,282)      (1,539,567)      (2,723,657)      (969,977)
 Capital share transactions:
     (Note 2)
     Class A ........................       3,440,101     10,102,985      6,174,105       17,160,380       13,186,278     17,845,476
     Class C ........................         605,215      7,214,620      5,323,233       15,400,546        1,263,611     16,448,949
                                        -------------------------------------------------------------------------------------------
 Total capital share transactions ...       4,045,316     17,317,605     11,497,338       32,560,926       14,449,889     34,294,425
Net increase in net assets ..........       3,606,032     17,236,230     10,583,047       31,336,691       14,946,220     33,423,753
Net assets
 Beginning of year .................      21,855,061      4,618,831     42,529,645       11,192,954       47,794,177     14,370,424
                                        -------------------------------------------------------------------------------------------
 End of year .......................    $ 25,461,093   $ 21,855,061   $ 53,112,692     $ 42,529,645      $62,740,397     $47,794,177
                                        ===========================================================================================
Undistributed net investment
 income included in net assets:
     End of year ...................    $    136,308   $    132,272   $    267,562     $    187,741     $    353,170   $    155,461
                                        ===========================================================================================



                       See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk. The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Funds from the Underlying Funds may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

The Funds offer two classes of shares: Class A and Class C. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

At July 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                     FRANKLIN TEMPLETON         FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                                        CONSERVATIVE                  MODERATE                   GROWTH
                                                        TARGET FUND                 TARGET FUND                TARGET FUND
                                                   -----------------------------------------------------------------------------
                                                     SHARES        AMOUNT      SHARES         AMOUNT        SHARES       AMOUNT
                                                   -----------------------------------------------------------------------------

CLASS A SHARES:
1999
 Shares sold                                         871,382   $ 9,271,452   2,105,635     $21,553,554    2,724,621   $28,554,315
 Shares issued in reinvestment of distributions       73,079       761,582     123,960       1,240,968      163,538     1,659,277
 Shares redeemed                                    (618,028)   (6,592,933) (1,619,191)    (16,620,417)  (1,599,968)  (17,027,314)
                                                    -----------------------------------------------------------------------------
 Net increase                                        326,433   $ 3,440,101     610,404     $ 6,174,105    1,288,191   $13,186,278
                                                    =============================================================================
1998
 Shares sold                                       1,389,033   $15,382,734   1,909,614     $21,081,332    1,871,216   $21,309,441
 Shares issued in reinvestment of distributions       18,639       200,360      73,510         768,110       51,996       553,748
 Shares redeemed                                    (497,910)   (5,480,109)   (422,808)     (4,689,062)    (351,545)   (4,017,713)
                                                    -----------------------------------------------------------------------------
 Net increase                                        909,762   $10,102,985   1,560,316     $17,160,380    1,571,667   $17,845,476
                                                    =============================================================================
CLASS C SHARES:
1999
 Shares sold                                         494,936   $ 5,208,996   1,271,888     $12,802,752      999,720    $10,409,420
 Shares issued in reinvestment of distributions       52,583       543,981      95,432         943,487       98,719        999,891
 Shares redeemed                                    (486,242)   (5,147,762)   (830,060)     (8,423,006)    (965,758)   (10,145,700)
                                                    ------------------------------------------------------------------------------
 Net increase                                         61,277     $ 605,215     537,260     $ 5,323,233      132,681    $ 1,263,611
                                                    =============================================================================
1998
 Shares sold                                         734,164   $ 8,072,065   1,492,882     $16,344,701    1,595,204    $18,081,468
 Shares issued in reinvestment of distributions       17,910       190,330      73,194         753,971       38,210        405,331
 Shares redeemed                                     (95,223)   (1,047,775)   (155,840)     (1,698,126)    (180,003)    (2,037,850)
                                                    ------------------------------------------------------------------------------
 Net increase                                        656,851   $ 7,214,620   1,410,236     $15,400,546    1,453,411    $16,448,949
                                                    =============================================================================


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

        ENTITY                                                             AFFILIATION
        -----------------------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                               Investment manager
        Franklin Templeton Services, Inc. (FT Services)                  Administrative manager
        Franklin/Templeton Investor Services, Inc. (Investor Services)   Transfer agent
        Franklin/Templeton Distributors, Inc. (Distributors)             Principal underwriter
        The Underlying Funds                                             The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Sweep Money Fund.

Advisers agreed in advance to waive asset allocation fees for the Conservative Target Fund and the Growth Target Fund, as noted in the Statements of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:



                                                   FRANKLIN TEMPLETON       FRANKLIN  TEMPLETON     FRANKLIN  TEMPLETON
                                                 CONSERVATIVE TARGET FUND   MODERATE TARGET FUND    GROWTH TARGET FUND
                                                 ----------------------------------------------------------------------
Net commissions paid                                    $80,766                   $219,994              $209,583
Contingent deferred sales charges                       $10,752                   $ 18,508              $ 23,089


The Funds paid transfer agent fees of $253,549, of which $79,105 was paid to Investor Services.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (continued)


4. INCOME TAXES

At July 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                                 FRANKLIN  TEMPLETON       FRANKLIN  TEMPLETON      FRANKLIN  TEMPLETON
                                                 CONSERVATIVE TARGET FUND   MODERATE TARGET FUND    GROWTH TARGET FUND
                                                 -------------------------------------------------------------------

Investments at cost                                 $26,136,155               $54,288,239             $64,427,154
                                                    =============================================================
Unrealized appreciation                                 332,168                 1,119,562               1,297,484
Unrealized depreciation                                (874,708)               (1,895,764)             (2,830,630)
                                                    -------------------------------------------------------------
Net unrealized depreciation                          $ (542,540)               $ (776,202)            $(1,533,146)
                                                    =============================================================


Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At July 31, 1999, the Moderate Target Fund had tax basis capital losses of $43,505 which may be carried over to offset future capital gains. Such losses expire in 2007.

At July 31, 1999, the Moderate Target Fund has deferred capital losses occurring subsequent to October 31, 1998 of $219,576. For tax purposes, such losses will be reflected in the year ending July 31, 2000.


5. INVESTMENT TRANSACTIONS


Purchases and sales of Underlying Funds (excluding short term securities) for the period ended July 31, 1999, were as follows:

                                  FRANKLIN  TEMPLETON        FRANKLIN  TEMPLETON     FRANKLIN TEMPLETON
                                 CONSERVATIVE TARGET FUND     MODERATE  TARGET FUND    GROWTH TARGET FUND
---------------------------------------------------------------------------------------------------------
Purchases ......................    $46,101,539               $102,411,353                $124,995,505
Sales ..........................    $45,854,052               $ 95,962,401                $114,449,296



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Franklin Templeton Fund Allocator Series (hereafter referred to as the "Funds") at July 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 30, 1999


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Tax Information

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended July 31,1999:

                                                      20% RATE GAIN
                                                      -------------

        Franklin Templeton Conservative Target Fund       $   94,705
        Franklin Templeton Growth Target Fund              1,635,409






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